Employee Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-US
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ (369)	$ 3,108
Deferred income tax asset (liability)	112	(558)
Accumulated other comprehensive income (loss)	(257)	2,550
US plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(6,496)	47,094
Deferred income tax asset (liability)	1,364	(9,890)
Accumulated other comprehensive income (loss)	$ (5,132)	$ 37,204